Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of income (loss) before income taxes

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	(589,752)	(325,686)	(490,025)	(76,897)
Non-PRC	224,065	833,933	150,454	23,609

Total	(365,687)	508,247	(339,571)	(53,288)

Schedule of current and deferred portions of income tax expenses
The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive (loss) income
are as follows:

	Year ended December 31 ,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expenses	1,923	106,718	12,713	1,995
Deferred income tax expenses (benefits)	5,981	(9,628)	920	144

Income tax expenses	7,904	97,090	13,633	2,139

Reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax
A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss) income before income tax	(365,687)	508,247	(339,571)	(53,288)
Income tax expense computed at the PRC statutory tax rate of 25%	(91,423)	127,062	(84,894)	(13,322)
Effect of different tax rates in different jurisdictions	(178,059)	(150,466)	(16,764)	(2,631)
Effect of tax holiday and preferential tax rates	84,520	18,671	44,909	7,047
Research and development super-deduction	(105,443)	(46,153)	(12,660)	(1,987)
Non-taxable income(i)	(15,804)	(44,177)	(25,713)	(4,035)
Non-deductible expenses(ii)	165,580	21,681	8,614	1,352
Effect of change in tax rate	(7,991)	—	(12,327)	(1,934)
Outside basis difference on investment	(30,681)	(17,482)	63	10
Withholding tax and others	(5,470)	97,270	18,524	2,907
Changes in valuation allowance	192,675	90,684	93,881	14,732

Income tax expenses	7,904	97,090	13,633	2,139

(i)	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Schedule of deferred tax assets and deferred tax liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	257,328	316,845	49,720
Equity investment loss	45,958	73,035	11,461
Allowance for credit losses	22,435	28,476	4,469
Intangible assets and accrued expenses	7,952	8,953	1,405
Deferred revenue	2,153	—	—
Share-based compensation	3,223	1,654	260
Fixed assets depreciation	4,414	235	37
Intercompany transfer of long-lived assets	2,921	1,181	185
Others	5,306	9,562	1,500
Valuation allowance	(328,956)	(422,837)	(66,353)

Deferred tax assets	22,734	17,104	2,684
Deferred tax liabilities:
Outside basis difference on investment	57,341	54,893	8,614
Equity method investment and unrealized gains	6,063	6,322	992
Right-of-use asset and others	4,225	69	11

Deferred tax liabilities	67,629	61,284	9,617

	As of December 31,
	2021
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	14,384	2,257
Deferred tax liabilities	58,564	9,190

Reconciliation of the beginning and ending amount of unrecognized tax benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2020	2021
	RMB	RMB	US$
Balance at January 1	65,936	179,492	28,166
Additions based on tax positions related to current year	138,583	2,040	320
Reversal based on tax positions related to prior years	(25,027)	(4,006)	(628)

Balance at December 31	179,492	177,526	27,858